Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	83.00%	84.00%	84.00%
Moss & Associates LLC | Customary Payments for Remodeling of Corporate Headquarters
Related Party Transaction [Line Items]
Payment for related party transaction		$ 124	$ 951
Amount payable to related party	$ 0
Greenberg Traurig, P.A. | Customary Fees for Legal Services
Related Party Transaction [Line Items]
Payment for related party transaction	187	131
Amount payable to related party	0
Carrier and Its Affiliates | Supplier Concentration Risk
Related Party Transaction [Line Items]
Amount payable to Carrier and its affiliates, net of receivables	86,000	71,000
Revenues from sales to Carrier and its affiliates	$ 91,000	$ 84,000	$ 64,000
Carrier and Its Affiliates | Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	62.00%	62.00%	62.00%